CONTRACT ASSETS (Details 1) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Contract assets [abstract]
Beginning of the year	$ 81	¥ 562	¥ 205
Provision for expected credit loss, net	25	171	357
End of the year	$ 106	¥ 733	¥ 562